Income tax - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Betway Limited
Statements [Line Items]
Unused tax losses	€ 42.2	€ 57.4	€ 84.5